Note 10 - Royalty Obligation (Details) - USD ($)		3 Months Ended	6 Months Ended
	May 29, 2020	Jun. 30, 2020	Jun. 30, 2020
Note To Financial Statement Details Textual
Proceeds from Royalty Obligation	$ 30,000,000.0		$ 30,000,000
Smelter Royalty Obligation, Net, Percent	1.50%
Smelter Royalty Obligation, Percentage of Royalty with Right to Purchase	33.30%
Smelter Royalty Obligation, Right to Repurchase, Percentage of Net Smelter Returns	0.50%
Royalty Obligation, Amortization		$ 5,300	5,300
Royalty obligation, current - Note 10		$ 296,000	$ 296,000